Employee Equity Incentive Plans	12 Months Ended
Dec. 27, 2014
Employee Benefits and Share-based Compensation [Abstract]
Employee Equity Incentive Plans [Text Block]
Note 18: Employee Equity Incentive Plans
Our equity incentive plans are broad-based, long-term programs intended to attract and retain talented employees and align stockholder and employee interests.
Under the 2006 Equity Incentive Plan (the 2006 Plan), 719 million shares of common stock are available for issuance as equity awards to employees and non-employee directors through June 2016. A maximum of 517 million of these shares of common stock can be granted as restricted stock or restricted stock units. As of December 27, 2014, 258 million shares of common stock remained available for future grant under the 2006 Plan.
Going forward, we may assume the equity incentive plans and the outstanding equity awards of certain acquired companies. Once they are assumed, we do not grant additional shares of common stock under those plans. The stock options and restricted stock units issued generally retain similar terms and conditions of the respective plan under which they were originally granted.
We issue restricted stock units with both a market condition and a service condition (market-based restricted stock units), referred to in our 2014 Proxy Statement as outperformance stock units, to a small group of senior officers and non-employee directors. For market-based restricted stock units issued in 2014, the number of shares of our common stock to be received at vesting will range from 0% to 200% of the target amount, based on total stockholder return (TSR) on our common stock measured against the benchmark TSR of a peer group over a three-year period. TSR is a measure of stock price appreciation plus any dividends paid in this performance period. As of December 27, 2014, 4 million market-based restricted stock units were outstanding. These market-based restricted stock units accrue dividend equivalents and generally vest three years and one month from the grant date.
Equity awards granted to employees in 2014 under our equity incentive plans generally vest over four years from the date of grant, and options expire seven years from the date of grant, with the exception of market-based restricted stock units, an insignificant portion of restricted stock units granted to senior officers, and replacement awards related to acquisitions.
The 2006 Stock Purchase Plan allows eligible employees to purchase shares of our common stock at 85% of the value of our common stock on specific dates. Under the 2006 Stock Purchase Plan, 373 million shares of common stock are available for issuance through August 2016. As of December 27, 2014, 197 million shares of common stock were available for issuance under the 2006 Stock Purchase Plan.
Share-Based Compensation
Share-based compensation recognized in 2014 was $1.1 billion ($1.1 billion in 2013 and $1.1 billion in 2012).
On a quarterly basis, we assess changes to our estimate of expected equity award forfeitures based on our review of recent forfeiture activity and expected future employee turnover. We recognize the effect of adjustments made to the forfeiture rates, if any, in the period that we change the forfeiture estimate. The effect of forfeiture rate adjustments in all periods presented was not significant.
The total share-based compensation cost capitalized as part of inventory as of December 27, 2014 was $39 million ($38 million as of December 28, 2013 and $41 million as of December 29, 2012). During 2014, the tax benefit that we realized for the tax deduction from share-based awards totaled $555 million ($385 million in 2013 and $510 million in 2012).
We estimate the fair value of restricted stock unit awards with time-based vesting using the value of our common stock on the date of grant, reduced by the present value of dividends expected to be paid on our shares of common stock prior to vesting. We estimate the fair value of market-based restricted stock units using a Monte Carlo simulation model on the date of grant. We based the weighted average estimated value of restricted stock unit grants, as well as the weighted average assumptions that we used in calculating the fair value, on estimates at the date of grant, for each period as follows:

	2014	2013	2012
Estimated values	$25.40	$21.45	$25.32
Risk-free interest rate	0.5%	0.2%	0.3%
Dividend yield	3.3%	3.8%	3.3%
Volatility	23%	25%	26%

We use the Black-Scholes option pricing model to estimate the fair value of options granted under our equity incentive plans and rights to acquire shares of common stock granted under our stock purchase plan. We based the weighted average estimated value of employee stock option grants and rights granted under the stock purchase plan, as well as the weighted average assumptions used in calculating the fair value, on estimates at the date of grant, for each period as follows:

	Stock Options			Stock Purchase Plan
	2014	2013	2012	2014	2013	2012
Estimated values	$3.61	$3.11	$4.22	$5.87	$4.52	$5.47
Expected life (in years)	5.1	5.2	5.3	0.5	0.5	0.5
Risk-free interest rate	1.7%	0.8%	1.0%	0.1%	0.1%	0.1%
Dividend yield	3.6%	3.9%	3.3%	3.2%	4.0%	3.3%
Volatility	23%	25%	25%	22%	22%	24%

We base the expected volatility on implied volatility because we have determined that implied volatility is more reflective of market conditions and a better indicator of expected volatility than historical volatility. We use historical option exercise data as the basis for determining expected life, as we believe that historical data provides a reasonable basis upon which to estimate the expected life input for valuing options using the Black-Scholes model.
Restricted Stock Unit Awards
Restricted stock unit activity for each period was as follows:

	Number of RSUs (In Millions)	Weighted Average Grant-Date Fair Value
December 31, 2011	107.0	$19.18
Granted	49.9	$25.32
Vested	(43.2)	$18.88
Forfeited	(4.4)	$20.93
December 29, 2012	109.3	$22.03
Granted	53.4	$21.45
Vested	(44.5)	$20.21
Forfeited	(4.9)	$22.06
December 28, 2013	113.3	$22.47
Granted	57.2	$25.40
Vested	(42.5)	$22.33
Forfeited	(8.6)	$22.94
December 27, 2014	119.4	$23.89
Expected to vest as of December 27, 2014	112.1	$23.88

The aggregate fair value of awards that vested in 2014 was $1.1 billion ($1.0 billion in 2013 and $1.2 billion in 2012), which represents the market value of our common stock on the date that the restricted stock units vested. The grant-date fair value of awards that vested in 2014 was $949 million ($899 million in 2013 and $816 million in 2012). The number of restricted stock units vested includes shares of common stock that we withheld on behalf of employees to satisfy the minimum statutory tax withholding requirements. Restricted stock units that are expected to vest are net of estimated future forfeitures.
As of December 27, 2014, there was $1.8 billion in unrecognized compensation costs related to restricted stock units granted under our equity incentive plans. We expect to recognize those costs over a weighted average period of 1.3 years.
Stock Option Awards
As of December 27, 2014, options outstanding that have vested and are expected to vest were as follows:

	Number of Options (In Millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value (In Millions)
Vested	54.7	$20.29	2.3	$944
Expected to vest	21.2	$23.74	4.8	$293
Total	75.9	$21.25	3.0	$1,237

Aggregate intrinsic value represents the difference between the exercise price and $37.55, the closing price of our common stock on December 26, 2014, as reported on The NASDAQ Global Select Market, for all in-the-money options outstanding. Options outstanding that are expected to vest are net of estimated future option forfeitures.
Options with a fair value of $68 million completed vesting in 2014 ($186 million in 2013 and $205 million in 2012). As of December 27, 2014, there was $34 million in unrecognized compensation costs related to stock options granted under our equity incentive plans. We expect to recognize those costs over a weighted average period of approximately 11 months.
Stock option activity for each period was as follows:

	Number of Options (In Millions)	Weighted Average Exercise Price
December 31, 2011	298.3	$20.12
Granted	13.5	$27.01
Exercised	(85.8)	$20.45
Cancelled and forfeited	(3.9)	$21.17
Expired	(19.3)	$22.45
December 29, 2012	202.8	$20.20
Granted	20.1	$22.99
Exercised	(65.0)	$18.76
Cancelled and forfeited	(3.0)	$22.58
Expired	(1.9)	$22.56
December 28, 2013	153.0	$21.10
Granted	0.6	$25.34
Exercised	(63.7)	$19.87
Cancelled and forfeited	(2.7)	$23.70
Expired	(9.9)	$27.00
December 27, 2014	77.3	$21.30
Options exercisable as of:
December 29, 2012	139.8	$19.76
December 28, 2013	111.5	$20.25
December 27, 2014	54.7	$20.29

The aggregate intrinsic value of stock option exercises in 2014 was $611 million ($265 million in 2013 and $517 million in 2012), which represents the difference between the exercise price and the value of our common stock at the time of exercise.
As of December 27, 2014, outstanding options and exercisable options information, by range of exercises prices, was as follows:

			Outstanding Options			Exercisable Options
Range of Exercise Prices			Number of Shares (In Millions)	Weighted Average Remaining Contractual Life (In Years)	Weighted Average Exercise Price	Number of Shares (In Millions)	Weighted Average Exercise Price
$1.82	-	$15.00	0.7	3.0	$11.60	0.7	$11.60
$15.01	-	$20.00	32.9	1.8	$18.27	32.9	$18.27
$20.01	-	$25.00	34.0	3.9	$22.75	17.2	$22.89
$25.01	-	$27.42	9.7	4.3	$27.11	3.9	$27.21
Total			77.3	3.0	$21.30	54.7	$20.29

These options will expire if they are not exercised by specific dates through April 2021. Option exercise prices for options exercised during the three-year period ended December 27, 2014 ranged from $1.12 to $28.15.
Stock Purchase Plan
Approximately 76% of our employees were participating in our 2006 Stock Purchase Plan as of December 27, 2014 (76% in 2013 and 72% in 2012). Employees purchased 19.4 million shares of common stock in 2014 for $393 million under the 2006 Stock Purchase Plan (20.5 million shares of common stock for $369 million in 2013 and 17.4 million shares of common stock for $355 million in 2012). As of December 27, 2014 there was $13 million in unrecognized share-based compensation costs related to rights to acquire shares of common stock under our stock purchase plan. We expect to recognize those costs over a period of approximately one and a half months.